Commitments - Chartering agreements (Details) - Strategic charter agreement - Seaspan $ in Millions	1 Months Ended
	Jul. 31, 2021 USD ($) Vessels	Feb. 28, 2021 USD ($) Vessels
Disclosure Of Commitments [Line Items]
Number of container vessels chartered	15	10
Capacity of the container vessels chartered	7,000	15,000
Period of charter the vessels	12 years	12 years
Annulaized charter hire costs per vessel | $	$ 13	$ 17